CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY AND EQUITY INCENTIVE PLAN (Details 4) - Employee Share Purchase Plan	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		41.00%
Expected dividend yield	0.00%	0.00%
Expected term (in years)	6 months	6 months 25 days
Risk free interest		0.06%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	77.00%
Risk free interest	0.46%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	91.90%
Risk free interest	2.85%